Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income / Loss before income taxes is comprised of the following:	2014	2013	2012
France	2,029	(2,018)	(5,392)
EDAP Inc, U.S.A.	(1,811)	(2,060)	(1,739)
Other countries	(614)	(808)	(227)
Total	(396)	(4,886)	(7,358)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax (expense)/benefit consists of the following:	2014	2013	2012
Current income tax expense:
France	(124)	(101)	(102)
Other countries	(10)	(24)	(22)
Sub-total current income tax expense	(133)	(125)	(124)
Deferred income tax (expense) benefit:
France	(4)	(2)	(2)
Other countries	22	(7)	8
Sub-total deferred income tax (expense) benefit	18	(9)	6
Total	(116)	(135)	(118)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2014	2013
Net operating loss carryforwards	22,366	21,732
Elimination of intercompany profit in inventory	156	136
Elimination of intercompany profit in fixed assets	145	68
Provisions for retirement indemnities	222	170
Other items	283	493
Total deferred tax assets	23,172	22,599
Capital leases treated as operating leases for tax	(3)	(26)
Other items	(4)	(8)
Total deferred tax liabilities	(7)	(34)
Net deferred tax assets	23,165	22,565
Valuation allowance for deferred tax assets	(23,125)	(22,543)
Deferred tax assets (liabilities), net of allowance	40	22

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2014	2013	2012
French statutory rate	33.3%	33.3%	33.3%
Income of foreign subsidiaries taxed at different tax rates	23.5%	1.9%	0.4%
Effect of net operating loss carry-forwards and valuation allowances	(81.3%)	(51.5%)	(37.6%)
Non taxable debt fair value variation	113.2%	(4.3%)	(1.1%)
Non deductible entertainment expenses	42.3%	2.6%	1.9%
Other	(160.2%)	15.2%	1.5%
Effective tax rate	(29.2%)	(2.8%)	(1.6%)